Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of recognized compensation costs

	Years ended December 31,
(In thousands)	2021	2022	2023
Sales and marketing expenses	59	—	48
General and administrative expenses	4,682	6,855	8,113
Research and development expenses	1,429	1,329	1,515
Total	6,170	8,184	9,676

2020 Incentive Plan [Member]
Summary of restricted shares activities

		Weighted-average
	Number of	grant-date fair
	restricted shares	value (USD)
Unvested as of January 1, 2021	—
Granted	31,091,840	0.83
Vested	(2,429,965)
Forfeited	(2,777,500)
Unvested as of December 31, 2021	25,884,375
Expected to vest as of December 31, 2021	19,413,281
Unvested as of January 1, 2022	25,884,375
Granted	2,200,000	0.31
Vested	(9,509,660)
Forfeited	(1,716,665)
Unvested as of December 31, 2022	16,858,050
Expected to vest as of December 31, 2022	12,643,538
Unvested as of January 1, 2023	16,858,050
Granted	12,485,750	0.36
Vested	(11,195,165)
Forfeited	(491,670)
Unvested as of December 31, 2023	17,656,965
Expected to vest as of December 31, 2023	13,242,724